BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Other accounts payable and accrued expenses:
DBSI (see note 4e)	$ 53		$ 53		$ 53
Management fees to DBSI (see Note 4e)	45	$ 45	90	$ 90	180
Sales to related parties	13	11	39	22	106
Purchase from related parties	$ 247	$ 7	$ 504	$ 24	$ 847